UNITED STATES SECURITIES AND EXCHANGE COMMISSION

                             WASHINGTON, DC  20549

                                    FORM 13F

                              FORM 13F COVER PAGE

        REPORT FOR THE CALENDAR YEAR OR QUARTER ENDED:  JUNE 30, 2011

        CHECK HERE IF AMENDMENT []; AMENDMENT NUMBER: __________________

                       THIS AMENDMENT (CHECK ONLY ONE.):

                           [  ]  IS A RESTATEMENT

                        [  ]  ADDS NEW HOLDINGS ENTRIES.


              INSTITUTIONAL INVESTMENT MANAGER FILING THIS REPORT:

                             NAME:  Stephen Feinberg

              ADDRESS:  299 Park Avenue, 22nd Floor, New York, NY  10171
             ------------------------------------------------------------


                         FORM 13F FILE NUMBER:  28-06882
                        ---------------------------------

 The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

NAME:      Stephen Feinberg
           --------------------
TITLE:     Investment Manager
           --------------------
PHONE:     (212) 891-2100
           --------------------

SIGNATURE, PLACE, AND DATE OF SIGNING:

/s/Stephen Feinberg               New York, NY                  8/15/2011
---------------------            --------------                -----------
[Signature]                      [City, State]                    [Date]


REPORT TYPE (CHECK ONLY ONE.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             FORM 13F SUMMARY PAGE

                                 REPORT SUMMARY



Number of Other Included Managers:            None
                                              ----


Form 13F Information Table Entry Total:         10
---------------------------------------       ----


Form 13F Information Table Value Total:       $977,494     (thousands)
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List of Other Included Managers:     None
--------------------------------     ----

                                Stephen Feinberg
                                   Form 13F
                                 June 30, 2011


                           FORM 13F INFORMATION TABLE



   COLUMN 1                COLUMN 2     COLUMN 3   COLUMN 4           COLUMN 5        COLUMN 6  COLUMN 7           COLUMN 8
----------------------  -------------  ---------  ----------  ----------------------  --------  --------  --------------------------
                           Title of                Value       Shares/     SH/  PUT/  INVSTMT    OTHER            VOTING AUTH
Name of Issuer               Class      Cusip     (x1000)      PRN AMT     PRN  CALL  DSCRETN    MNGRS    SOLE         SHRD     NONE
----------------------  -------------  ---------  ----------  -----------  ---  ----  --------  --------  --------------------------
AERCAP HOLDINGS NV          SHS         N00985106   $362,352   27,851,839  SH          SOLE      N/A        27,851,839
BANK OF NEW YORK
   MELLON CORP              COM         064058100   $  2,562      100,000  SH          SOLE      N/A           100,000
BLUELINX HLDGS INC          COM         09624H109   $ 40,975   18,100,000  SH          SOLE      N/A        18,100,000
DANA HLDG CORP              COM         235825205   $  3,660      200,000  SH          SOLE      N/A           200,000
DORAL FINL CORP             COM NEW     25811P886   $  1,500      765,418  SH          SOLE      N/A           765,418
DYNEGY INC DEL              COM         26817G300   $  6,809    1,100,000  SH          SOLE      N/A         1,100,000
GEOEYE INC                  COM         37250W108   $ 74,164    1,983,000  SH          SOLE      N/A         1,983,000
GRIFOLS S A                 SPONSORED
                            ADR         398438309   $422,174   61,175,236  SH          SOLE      N/A        61,175,236
SANDRIDGE ENERGY INC        COM         80007P307   $ 33,764    3,167,400  SH          SOLE      N/A         3,167,400
TRW AUTOMOTIVE HLDGS
   CORP                     COM         87264S106   $ 29,533      500,300  SH          SOLE      N/A           500,300